SUMMARY OF REAL ESTATE TAX RECOGNIZED ON CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Rental revenues	$ 464	$ 549
Other operating expenses	$ 464	$ 549